Revenue - Schedule of Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Player transfers [Member]
Revenue recognized at time of transaction
Revenue	€ 115,656	€ 249,963
Player transfers [Member] | Revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue
Ticketing [Member]
Revenue recognized at time of transaction
Revenue
Ticketing [Member] | Total revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue
Store [Member]
Revenue recognized at time of transaction
Revenue	1,990	5,805
Store [Member] | Total revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue
Short-term leases for non-volley events [Member]
Revenue recognized at time of transaction
Revenue
Short-term leases for non-volley events [Member] | Revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue
Sponsorships [Member]
Revenue recognized at time of transaction
Revenue	66,678	141,457
Sponsorships [Member] | Revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue		7,391
Youth league [Member]
Revenue recognized at time of transaction
Revenue	57,072
Youth league [Member] | Revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue
Others [Member]
Revenue recognized at time of transaction
Revenue	32,134	63,736
Others [Member] | Revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue		23,848
Total revenue – outside parties [Member]
Revenue recognized at time of transaction
Revenue	273,530	460,961
Subsidies, grants and donations [Member] | Total revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue
Total revenue – related parties [Member] | Revenue – related parties [Member]
Revenue recognized at time of transaction
Revenue		€ 31,239